Financial instruments (Details 15) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Exchange variation
Nominal value	R$ 850,000
Braskem Idesa | Financial income (expenses) due to the realization of sales designated for hedge
Exchange variation
Gross nominal value	163,696
Braskem Idesa | Financial income (expenses) due to the realization of sales designated for hedge | USD
Exchange variation
Nominal value	183,252
Braskem Idesa | Financial income (expenses) due to the realization of sales designated for hedge | MXN
Exchange variation
Nominal value	967,553
Braskem Idesa | Financial income (expenses) due to the realization of sales designated for hedge | First quarter
Exchange variation
Gross nominal value	R$ 30,917
Conversion rate at Inception MXN/US$	13.6649
Closing rate MXN/US$	20.6059
Braskem Idesa | Financial income (expenses) due to the realization of sales designated for hedge | First quarter | USD
Exchange variation
Nominal value	R$ 29,174
Braskem Idesa | Financial income (expenses) due to the realization of sales designated for hedge | First quarter | MXN
Exchange variation
Nominal value	202,497
Braskem Idesa | Financial income (expenses) due to the realization of sales designated for hedge | Second quarter
Exchange variation
Gross nominal value	R$ 42,992
Conversion rate at Inception MXN/US$	13.6560
Closing rate MXN/US$	18.8998
Braskem Idesa | Financial income (expenses) due to the realization of sales designated for hedge | Second quarter | USD
Exchange variation
Nominal value	R$ 47,896
Braskem Idesa | Financial income (expenses) due to the realization of sales designated for hedge | Second quarter | MXN
Exchange variation
Nominal value	251,157
Braskem Idesa | Financial income (expenses) due to the realization of sales designated for hedge | Third quarter
Exchange variation
Gross nominal value	R$ 38,919
Conversion rate at Inception MXN/US$	13.6536
Closing rate MXN/US$	17.8492
Braskem Idesa | Financial income (expenses) due to the realization of sales designated for hedge | Third quarter | USD
Exchange variation
Nominal value	R$ 52,293
Braskem Idesa | Financial income (expenses) due to the realization of sales designated for hedge | Third quarter | MXN
Exchange variation
Nominal value	219,401
Braskem Idesa | Financial income (expenses) due to the realization of sales designated for hedge | Fourth quarter
Exchange variation
Gross nominal value	R$ 50,868
Conversion rate at Inception MXN/US$	13.6537
Closing rate MXN/US$	19.1186
Braskem Idesa | Financial income (expenses) due to the realization of sales designated for hedge | Fourth quarter | USD
Exchange variation
Nominal value	R$ 53,889
Braskem Idesa | Financial income (expenses) due to the realization of sales designated for hedge | Fourth quarter | MXN
Exchange variation
Nominal value	R$ 294,498